Payable to institutional funding partners and online investors	12 Months Ended
Dec. 31, 2018
Payable To Institutional Funding Partners And Online Investors [Abstract]
Payable to institutional funding partners and online investors
10.	Payable to institutional funding partners and online investors

The following table presents payable to institutional funding partners and online investors as of December 31, 2017 and 2018:

	Fixed annual Rate (%)	Term	As of December 31,
			2017	2018
			RMB	RMB	US$
Current:
Institutional funding partners	3% to 11%	7 to 12 months	523,328	390,908	56,856
Online investors	3% to 11%	2 to 12 months	1,247,353	614,328	89,350
			1,770,681	1,005,236	146,206
Non-current:
Institutional funding partners	3% to 11%	13 to 36 months	416,118	395,901	57,581
Online investors	5% to 13%	13 to 24 months	-	54,259	7,892
			416,118	450,160	65,473

The following table sets forth the contractual obligations which has not included the impact of discount of time value as of December 31, 2017 and 2018:

	Payment due by period
Long-term borrowings and interest payable:	Less than 1 year	1-2 years	Greater than 2 years	Total
As of December 31, 2017 (RMB)	259,356	256,945	189,971	706,272
As of December 31, 2018 (RMB)	485,878	412,650	54,275	952,803
As of December 31, 2018 (US$)	70,668	60,017	7,894	138,579